Schedule of Annual Maturities of Capital Leases (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
2015		$ 947,422
2016		1,305,426
2017		851,411
2018		0
2019		0
Total capital lease commitments		3,104,259
Less: current portion of capital leases	$ (1,229,566)	(947,422)	$ (506,506)
Long term portion of capital leases	$ 1,207,063	2,156,837	$ 2,042,359
Total capital lease commitments		$ 3,104,259